BASIC AND DILUTED NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 10:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Numerator:
Profit attributable to Eltek Ltd. shareholders	1,367	2,490	365	751

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	6,714,721	6,541,077	6,715,402	6,706,379

Effect of diluting securities:
Employee share options	69,833	86,644	68,498	58,062

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	6,784,554	6,627,720	6,783,900	6,764,441